Significant Management Judgement In Applying Accounting Policies (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Provision for Taxes Other Than Income Tax [Member]
Significant Management Judgement In Applying Accounting Policies [Line Items]
Income tax payable	$ 105,058	$ 218,831	$ 22,543